Organization and Description of Business	12 Months Ended
Dec. 31, 2023
Organization and Description of Business [Abstract]
Organization and Description of Business

(1) Organization and Description of Business

Fanhua Inc. (the “Company”) (formally known as “CNinsure Inc.”) was incorporated in the Cayman Islands on April 10, 2007 and listed on the Nasdaq on October 31, 2007. The Company, its subsidiaries and the consolidated variable interest entities (the “VIEs”) are collectively referred to as the “Group”. The Group is principally engaged in the provision of agency services and insurance claims adjusting services in the People’s Republic of China (the “PRC”).

On December 27, 2023, securities exchange agreements (the “Agreements”) were entered into by and among Highest Performances Holdings Inc. (“HPH”, formerly known as “Puyi Inc.”) and certain shareholders of the Company (the “Selling Shareholders”). Upon the terms and subject to the conditions of the Agreements, HPH issued and allotted to the Selling Shareholders an aggregate of 284,113,314 HPH ordinary shares, and in exchange therefor, the Selling Shareholders sold to HPH an aggregate of 568,226,628 ordinary shares of the Company they beneficially owned (the “Transaction through Exchange of Equity Interests”). The transaction was closed on December 31, 2023. As a result of the Transaction through Exchange of Equity Interests, HPH owns approximately 50.07% of the Company’s equity interests.